Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Line Items]
Estimated Useful Lives	Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer equipment	3 years
Office equipment	3-5 years
Vehicles	4-6 years
Buildings	29-50 years
Building improvement	10 years
Land	Indefinite
Leasehold improvement	Shorter of the lease term or estimated useful lives

Identifiable Intangible Assets Amortized over their estimated useful lives using the straight line method	Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

License	10 years
Technology	3-5.3 years
Active user	0.3-5 years
Trade name	10-11 years
Non-compete agreement	3 years

Accounts Receivable [Member]
Accounting Policies [Line Items]
Schedules of Concentration of Risk, by Risk Factor	Third-party application stores and other payment channels accounting for 10% or more of accounts receivables are as follows:

	As of December 31,

	2024	2025
A	21%	26%
B	13%	11%
C	N/A	10%